Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current assets	$ 12,052,747	$ 11,085,305
Current liabilities	6,678,992	4,565,566
Total operating expenses	16,136,260	23,789,498	$ 27,429,611
Total Consolidated [Member]
Statement [Line Items]
Current assets	12,052,747	11,085,305
Non-current assets	5,066,477	6,389,523
Current liabilities	6,678,992	4,565,566
Non-current liabilities	0	0
Interest expense (income)	(572,891)	(786,363)
Total operating expenses	16,136,260	23,789,498
Net (loss) income	(14,915,529)	(18,230,588)
Biopharmaceutical
Statement [Line Items]
Current assets	8,620,407	3,897,317
Non-current assets	5,066,477	5,482,157
Current liabilities	6,678,992	4,565,566
Non-current liabilities	0	0
Interest expense (income)	(14,695)	(675,731)
Total operating expenses	16,135,899	23,169,675
Net (loss) income	(15,473,364)	(18,204,886)
Strategic Investments.
Statement [Line Items]
Current assets	3,432,340	7,187,988
Non-current assets	0	907,366
Current liabilities	0	0
Non-current liabilities	0	0
Interest expense (income)	(558,196)	(110,632)
Total operating expenses	361	619,823
Net (loss) income	$ 557,835	$ (25,702)